Share-Based Payments (Details) - Stock Options - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Options Outstanding
Outstanding at January 1, 2018	1,853,391
Granted	0
Exercised	(136,961)
Expired	(9,999)
Forfeited	0
Outstanding at December 31, 2018	1,706,431	1,853,391
Vested and expected to be vested as of December 31, 2018	1,706,431
Options exercisable at December 31, 2018 (vested)	1,653,097
Weighted Average Exercise Price
Outstanding at January 1, 2018	$ 3.2
Granted	0.00
Exercised	2.34
Expired	1.58
Forfeited	0.00
Outstanding at December 31, 2018	3.28	$ 3.2
Vested and expected to be vested as of December 31, 2018	3.28
Options exercisable at December 31, 2018 (vested)	$ 3.33
Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2018	4 years 29 days	2 years 11 months 27 days
Vested and expected to be vested as of December 31, 2018	4 years 29 days
Options exercisable at December 31, 2017 (vested)	3 years 11 months 9 days
Aggregated Intrinsic Value
Outstanding at December 31, 2017	$ 0.00	$ 0.02
Vested and expected to be vested as of December 31, 2017	0.00
Options exercisable at December 31, 2017 (vested)	$ 0.00